COMMITMENTS AND CONTINGENCIES (Details Narrative)	Nov. 23, 2021 USD ($) shares
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	0.50%
Percent of underwriting deferred fee	3.00%
Underwriters Agreement [Member] | Deferred Fee [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross	$ 5,999,964
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Number of shares issued | shares	2,608,680
IPO [Member]
Loss Contingencies [Line Items]
Proceeds from issuance initial public offering gross	$ 202,998,782
IPO [Member] | Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Percentage of underwriting discount	1.25%
Proceeds from issuance initial public offering gross	$ 2,499,985